Oil and Natural Gas Property Transactions - Purchase Price Allocation (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 01, 2019	Apr. 10, 2020
Fair Value of Assets Acquired:
Common shares, outstanding (in shares)	3,600,000	1,957,000,000
Share price (in usd per share)	$ 568
Wildhorse resource development corporation
Consideration:
Cash	$ 381
Fair value of Chesapeake’s common stock issued in the Merger	2,037
Total consideration	2,418
Fair Value of Liabilities Assumed:
Current liabilities	166
Long-term debt	1,379
Deferred tax liabilities	314
Other long-term liabilities	36
Amounts attributable to liabilities assumed	1,895
Fair Value of Assets Acquired:
Cash and cash equivalents	28
Other current assets	128
Proved oil and natural gas properties	3,264
Unproved properties	756
Other property and equipment	77
Other long-term assets	60
Amounts attributable to assets acquired	4,313
Total identifiable net assets	$ 2,418